Income Taxes (Details) - Schedule of changes in valuation allowance - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Changes In Valuation Allowance Abstract
Beginning balance	$ 12,632,164	$ 9,561,560	$ 6,152,198
Additions	3,072,924	3,412,159	3,409,362
Disposal		(341,555)
Ending balance	$ 15,705,088	$ 12,632,164	$ 9,561,560